ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

July 10, 2012
FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”), on behalf of its series,
APEXcm Small/Mid Cap Growth Fund
File No. 333-180308

Ladies and Gentlemen:

On behalf of Ultimus Managers Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of APEXcm Small/Mid Cap Growth Fund, a new series of the Registrant, as filed with the Commission pursuant to Rule 497(c) under the Securities Act on July 5, 2012.  The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3451 if you have any questions concerning this filing.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary